Accounts receivable	9 Months Ended	12 Months Ended
	Jan. 31, 2026	Apr. 30, 2025
Credit Loss [Abstract]
Accounts receivable

Note 3 – Accounts receivable

Accounts receivable consisted of the following:

As of
January 31, 2026
(Unaudited) US$
Accounts receivable	$1,007,800

As of January 31, 2026, allowance for credit loss was nil.

Note 3 – Accounts receivable

Accounts receivable consisted of the following:

	As of	As of
	April 30,	April 30,
	2025	2024
Accounts receivable	$536,400	$640,300

As of April 30, 2025 and 2024, allowance for credit loss was nil and nil, respectively.